CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 143,202	$ 125,541	$ 127,493
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	114,699	107,455	103,207
Amortization	65,585	74,967	68,701
Asset impairment		3,715
Provision for share based compensation	10,555	25,849	23,341
Deferred income tax expense (benefit)	(2,525)	1,318	23,716
Debt amortization	24,849	17,321	13,449
Non cash gain on hedge agreements			(4,665)
(Gain) loss on disposal of equipment	99	(432)	232
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(4,544)	(22,049)	(32,372)
Other assets	(23,347)	(52,203)	(34,852)
Accounts payable	(36,348)	33,187	6,163
Accrued wages	9,303	(8,818)	(2,615)
Interest payable	25,992	(5,945)	11,397
Accrued expenses and other liabilities	56,567	19,010	44,992
Net cash flows from operating activities	384,087	318,916	348,187
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions, net of cash acquired of $0, $1,350 and $4,780		(77,264)	(211,639)
Purchase of property and equipment	(128,398)	(125,489)	(117,913)
Other	(7,110)	1,131	111
Net cash flows from investing activities	(135,508)	(201,622)	(329,441)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility		970,000
Payments on subordinated notes and term loan facilities	(450,000)	(448,434)
Proceeds from initial public offering, net of offering costs	398,066
Dividends paid	(56,674)	(510,634)
Payments of long-term revolving credit obligations	(85,000)	(305,800)	(786,300)
Proceeds from issuance of long-term revolving credit obligations	85,000	305,800	786,300
Debt issuance costs	(30,760)	(27,566)	(1,029)
Principal repayments of long-term obligations	(42,309)	(20,274)	(17,201)
Call premium paid on subordinated notes	(16,502)
Payments of capital lease obligations		(43)	(945)
Repurchase of common stock		(1,488)	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,360	5,309	1,840
Other	(9)
Net cash flows from financing activities	(196,828)	(33,130)	(23,180)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(821)	1,111	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	50,930	85,275	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	179,111	93,836	97,793
CASH AND CASH EQUIVALENTS, End of period	$ 230,041	$ 179,111	$ 93,836